Consolidated Statements of Comprehensive Income - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of comprehensive income [abstract]
Profit (loss)	€ 170.5	€ 136.5	€ 36.4
Other comprehensive (loss)/income:
Actuarial (losses)/gains on defined benefit pension plans	(12.9)	2.9	(23.6)
Taxation credit/(charge) on remeasurement of defined benefit pension plans	3.3	(2.0)	(6.3)
Items not reclassified to the Consolidated Statement of Profit or Loss	(9.6)	0.9	(29.9)
Gain/(loss) on investment in foreign subsidiary, net of hedge	5.6	(0.8)	(0.5)
Effective portion of changes in fair value of cash flow hedges	15.5	(16.4)	10.1
Taxation (charge)/credit relating to components of other comprehensive income	(4.0)	5.0	(2.8)
Items that may be subsequently reclassified to the Consolidated Statement of Profit or Loss	17.1	(12.2)	6.8
Other comprehensive income/(loss) for the period, net of tax	7.5	(11.3)	(23.1)
Comprehensive income	178.0	125.2	13.3
Total comprehensive income for the period	178.7	125.2	13.3
Comprehensive income, attributable to non-controlling interests	€ (0.7)	€ 0.0	€ 0.0